Exceptional items (Tables)	12 Months Ended
Jun. 30, 2023
Statement [Line Items]
Summary of Exceptional Items
Exceptional items are those gains or losses where their nature, including the expected frequency of the events giving rise to them, and impact is considered material to the Financial Statements. Such items included within the Group’s profit from Continuing operations for the year are detailed below. Exceptional items attributable to Discontinued operations are detailed in note 28 ‘Discontinued operations’.

Year ended 30 June 2023	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(340)	17	(323)
Chilean tax reform	–	(283)	(283)

Total	(340)	(266)	(606)

Attributable to non-controlling interests	–	(107)	(107)
Attributable to BHP shareholders	(340)	(159)	(499)

30 June 2022

Year ended 30 June 2022	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,032)	(31)	(1,063)
Impairment of US deferred tax assets	–	(423)	(423)
Corporate structure unification costs	(428)	–	(428)
BHP Mitsui Coal (BMC) gain on disposal	840	–	840

Total	(620)	(454)	(1,074)

Attributable to non-controlling interests	–	–	–
Attributable to BHP shareholders	(620)	(454)	(1,074)

30 June 2021

Year ended 30 June 2021	Gross	Tax	Net
	US$M	US$M	US$M
Exceptional items by category
Samarco dam failure	(1,087)	(71)	(1,158)
COVID-19 related costs	(499)	138	(361)
Impairment of Energy coal assets	(1,523)	(651)	(2,174)
Impairment of Potash assets	(1,314)	(473)	(1,787)

Total	(4,423)	(1,057)	(5,480)

Attributable to non-controlling interests	(34)	10	(24)
Attributable to BHP shareholders	(4,389)	(1,067)	(5,456)

Summary of Gain on Disposal

Details of the gain on disposal is as follows:	US$M
BHP share of net assets disposed	631

Gross consideration	1,318
Transaction and other directly applicable costs	(69)
Income tax expense	–
Deferred consideration	222

Gain on disposal	840

Samarco dam failure [member]
Statement [Line Items]
Summary of Exceptional Items
The
loss of US$
323
 million (after tax) relates to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2023	US$M
Other income	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(103)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco dam failure provision	(256)
Fair value change on forward exchange derivatives	471
Net finance costs	(452)
Income tax benefit	17

Total 1	(323)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
The loss of US$1,063 million related to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2022	US$M
Other income	–
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(66)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense	–
Samarco dam failure provision	(595)
Fair value change on forward exchange derivatives	(81)
Net finance costs	(290)
Income tax expense	(31)

Total 1	(1,063)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.
The loss of US$1,158 million related to the Samarco dam failure, which occurred in November 2015, and comprises the following:

Year ended 30 June 2021	US$M
Other income	34
Expenses excluding net finance costs:
Costs incurred directly by BHP Brasil and other BHP entities in relation to the Samarco dam failure	(46)
Profit/(loss) from equity accounted investments, related impairments and expenses:
Samarco impairment expense	(111)
Samarco dam failure provision	(1,015)
Fair value change on forward exchange derivatives	136
Net finance costs	(85)
Income tax expense	(71)

Total 1	(1,158)

1	Refer to note 4 ‘Significant events – Samarco dam failure’ for further information.